Commitments And Contingencies (Tables)	12 Months Ended
Aug. 31, 2022
Commitments And Contingencies [Abstract]
Long-Term Operating Commitments
The Company has the following future minimum payments for their contractual commitments that are not recognized as liabilities as at August 31, 2022:

	Purchase Obligations (1)	Property, Plant and Equipment
Within one year	578	226

1 to 3 years	288	2

3 to 5 years	120	–
Over 5 years	157	–

	1,143	228

(1)	Includes contractual obligations under service, product, and wireless device contracts, program related agreements and exclusive rights to use intellectual property in Canada.